Cash, Cash Equivalents and Investments (Details 2) (USD $) In Millions, unless otherwise specified	Mar. 03, 2012
Contractual maturities of available-for-sale investments
Due in one year or less, Cost Basis	$ 1,315
Due in one year or less, Fair Value	1,316
Due in one to five years, Cost Basis	192
Due in one to five years, Fair Value	192
Due after five years, Cost Basis	35
Due after five years, Fair Value	36
No fixed maturity date, Cost Basis	5
No fixed maturity date, Fair Value	5
Total, Cost Basis	1,547
Total, Fair value	$ 1,549